Borrowings - Debt classification (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Borrowings
Non Current Borrowings	$ 2,842.0	$ 3,219.2	[1]
Current borrowings	295.7	128.7	[1]
Total Borrowings	3,137.7	3,347.9		$ 3,510.8
Borrowings with assets held for sale	3,234.4	3,347.9
Current deposits pledged as security for borrowings	0.0	12.1
Non-current deposits pledged as security for borrowings	7.3	23.4
Assets and liabilities classified as held for sale
Borrowings
Non Current Borrowings	82.8
Current borrowings	13.9
Total Borrowings	96.7
Senior Notes
Borrowings
Non Current Borrowings	1,965.5	2,164.2
Current borrowings	218.4	19.3
Debentures and bank term loans
Borrowings
Non Current Borrowings	876.5	1,055.0
Current borrowings	77.2	102.6
Letters of credit
Borrowings
Current borrowings	$ 0.1	$ 6.8

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)